Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

Changes in significant accounting policies

Revenue from contracts with customers

Baytex adopted IFRS 15 Revenue from Contracts with Customers with a date of initial application of January 1, 2018, using the retrospective method. Baytex recognizes revenue when control of the product transfers to the customer and collection is reasonably assured. This is generally at the point in time when the customer obtains legal title to the product which is when it is physically transferred to the pipeline or other transportation method agreed upon. The standard also requires new disclosure, as to the nature, amount, timing and uncertainty of revenues and cash flows arising from contracts with customers. Baytex analyzed its revenue streams and its contracts with customers on adoption.

For the year ended December 31, 2017, $8.3 million of commodity purchases related to heavy oil sales have been reclassified from petroleum and natural gas sales to blending and other expense to conform to the requirements of IFRS 15. There were no adjustments made to the January 1, 2018 opening statement of financial position on adoption. The additional disclosures required by IFRS 15 are provided in note 13 to these consolidated financial statements, in addition to the new significant accounting policy noted below.

Financial instruments

Baytex adopted IFRS 9 Financial Instruments, on January 1, 2018. The new standard includes three classifications for financial assets; measurement at amortized cost, fair value through profit or loss and fair value through comprehensive income. Under IFRS 9, where the fair value option is applied to financial liabilities, any change in fair value resulting from an entity’s own credit risk is recorded through other comprehensive income or loss rather than net income or loss. The new standard also introduces a credit loss model for evaluating impairment of financial assets.

The adoption of this standard did not result in a change in the recognition or measurement of any of the Company's financial instruments on transition. The table summarizes the change in classification categories for Baytex's financial assets and liabilities.

Financial Instrument	IAS 39 Classification	IFRS 9 Classification
Cash and cash equivalents	Fair value through profit or loss	Amortized cost
Trade and other receivables	Amortized cost	Amortized cost
Financial derivatives	Fair value through profit or loss	Fair value through profit or loss
Trade and other payables	Amortized cost	Amortized cost
Bank loan	Amortized cost	Amortized cost
Long-term notes	Amortized cost	Amortized cost

Significant accounting policies

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has the power to govern the financial and operating policies to obtain benefits from its activities. Significant subsidiaries included in the Company's accounts include Baytex Energy USA, Inc., Baytex Energy Ltd., Baytex Energy Limited Partnership and Baytex Energy Partnership. Intercompany balances and transactions are eliminated in preparation of the consolidated financial statements.

Many of the Company's exploration, development and production activities are conducted through joint arrangements. The consolidated financial statements include the Company's proportionate share of the assets, liabilities, revenues and expenses generated by joint arrangements.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting when the acquired assets meet the definition of a business under IFRS. The cost of an acquisition is measured as cash paid and the fair value of assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. The acquired identifiable assets and liabilities assumed are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair value of the net identifiable assets acquired is recognized as goodwill. If the cost of acquisition is below the fair values of the identifiable net assets acquired, the difference is recognized as a bargain purchase gain in net income or loss. Associated transaction costs are expensed when incurred.

Revenue Recognition

Revenue from the sale of light oil and condensate, heavy oil, natural gas liquids, and natural gas is recognized based on the consideration specified on contracts with customers. Baytex recognizes revenue by unit of production and when control of the product transfers to the customer and collection is reasonably assured. This is generally at the point in time when the customer obtains legal title to the product which is when it is physically transferred to the pipeline or other transportation method agreed upon.

The nature of the Company's performance obligations, including roles of third parties and partners, are evaluated to determine if the Company acts as a principal. Baytex recognizes revenue on a gross basis when it acts as the principal and has primary responsibility for the transaction. Revenue is recognized on a net basis when Baytex acts in the capacity of an agent rather than as a principal.

The transaction price for variable price contracts in the Canadian and U.S. operating segments is based on a representative commodity price index, and may include adjustments for quality, location, delivery method, or other factors depending on the agreed upon terms of the contract. The amount of revenue recorded can vary depending on the grade, quality and quantities of oil or natural gas transferred to customers. Market conditions, which impact the Company's ability to negotiate certain components of the transaction price, can also cause the amount of revenue recorded to fluctuate from period to period.

Tariffs, tolls and fees charged to other entities for the use of pipelines and facilities owned by Baytex are evaluated by management to determine if these originate from contracts with customers or from incidental or collaborative arrangements. Tariffs, tolls and fees charged to other entities that are from contracts with customers are recognized in revenue when the related services are provided.

Exploration and Evaluation Assets

Pre-license costs, including certain geological, geophysical and seismic expenditures, are incurred before the legal rights to explore a specific area have been obtained. These costs are charged to exploration expense in the period in which they are incurred.

Once the legal right to explore has been acquired, costs directly associated with an exploration program are capitalized as an intangible asset until results of the exploration program have been evaluated. Costs capitalized as E&E assets include costs of license acquisition, technical services and studies, seismic acquisition, exploration drilling and testing of initial production results.

E&E costs are subject to technical, commercial and management review to confirm the continued intent to develop or otherwise extract the underlying reserves. The technical feasibility and commercial viability of extracting petroleum and natural gas resources is dependent on the existence of economically recoverable reserves for the project. If the asset is determined not to be technically feasible or commercially viable the accumulated E&E costs associated with the exploration project are charged to E&E expense in the period the determination is made.

Upon determination of technical feasibility and commercial viability, as evidenced by the classification of proved or probable reserves and management's intention to develop the E&E asset, the accumulated costs associated with the exploration project are tested for impairment and transferred to oil and gas properties.

Oil and Gas Properties

Items of oil and gas properties are initially recorded at cost. The initial cost of oil and gas properties includes the costs to acquire developed or producing oil and gas properties, and to develop oil and gas properties, such as costs of completing geological and geophysical surveys, drilling development wells, and the costs to construct and install development infrastructure such as wellhead equipment and processing facilities.

Oil and gas properties includes costs related to planned major inspection, overhaul and turnaround activities to maintain items of oil and gas properties and benefit future years of operations. Replacements outside of a major inspection, overhaul or turnaround are recognized as oil and gas properties when it is probable the future economic benefits of the replacement will be realized by the Company. The carrying amount of any replaced or disposed item of oil and gas properties is derecognized. Repair and maintenance costs incurred for servicing an item of oil and gas properties is recorded as operating expense as incurred.

Depletion and Depreciation

The costs associated with an item of oil and gas properties are depleted on a unit-of-production basis over proved plus probable reserves once commercial production has commenced. Future development costs required to bring those reserves into production are included in the depletable base. For purposes of the depletion calculation, petroleum and natural gas reserves are converted to a common unit of measurement on the basis of their relative energy content where six thousand cubic feet of natural gas equates to one barrel of oil equivalent.

The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Other Assets	Diminishing balance	Various

The expected lives of other plant and equipment are reviewed on an annual basis and, if necessary, changes in expected useful lives are accounted for prospectively. Field inventory, which is included in other plant and equipment, is valued at the lower of cost, using the weighted average cost method, or net realizable value and is not depreciated.

Impairment

Non-derivative financial assets

The Company assesses non-derivative financial assets at each reporting date to determine whether there is any objective evidence indicating that it is impaired. Objective evidence exists if one or more events have had a negative effect on the estimated future cash flows of that asset. An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows.

An impairment loss is reversed when there is objective evidence that the value of the financial assets has been partially or fully restored. For financial assets measured at amortized cost the reversal is recognized in net income or loss.

Non-financial assets

The Company reviews its non-financial assets, other than E&E assets, for indicators of impairment and impairment reversal at the end of each reporting period. The recoverable amount of the asset is estimated if indicators of impairment or impairment reversal exist. E&E assets are assessed for impairment when they are reclassified to oil and gas properties and if facts and circumstances suggest that the carrying amount exceeds the recoverable amount.

When reviewing for indicators of impairment and impairment reversal, and testing for impairment when indicators have been identified, assets are grouped together at a CGU level. The recoverable amount of an asset or CGU is the higher of its FVLCD and its VIU. FVLCD is determined as the amount that would be obtained from the sale of an asset or CGU in an arm's length transaction between willing parties. In determining FVLCD, recent market transactions are considered if available. In the absence of such transactions, an appropriate valuation model is used. VIU is assessed using the present value of the estimated future cash flows of the asset or CGU. The estimated future cash flows are adjusted for risks specific to the asset or CGU and are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money.

Where the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is written down to its recoverable amount. The impairment reduces the carrying amount of any goodwill allocated to the CGU first, with any remaining impairment being allocated to the individual assets in the CGU on a pro-rata basis.

Impairments may be reversed for all CGUs and individual assets, other than goodwill, when there is indication that a previously recognized impairment may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. An impairment may be reversed only to the extent that the asset’s revised carrying amount does not exceed the carrying amount that would have been determined, net of depreciation and depletion, had no impairment been recognized. Impairment recognized in relation to goodwill is not reversed for subsequent increases in its recoverable amount.

Impairments and impairment reversals are recorded in net income or loss in the period the impairment or impairment reversal occurs.

Asset Retirement Obligations

The Company recognizes asset retirement obligations when it has a legal or constructive obligation as a result of past events, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Company’s asset retirement obligations are based on its net ownership in wells and facilities. Management estimates the costs to abandon and reclaim the wells and the facilities using existing technology and the estimated time period during which these costs will be incurred in the future.

Asset retirement obligations are recognized for future asset retirement costs associated with the abandonment and reclamation of the Company's E&E assets and oil and gas properties. Asset retirement obligations are measured at the present value of management's best estimate of the future cash flows required to settle the present obligation, using the risk-free interest rate. The present value of the liability is capitalized as part of the cost of the related asset and depleted over its useful life. The asset retirement obligation is accreted until the date of expected settlement of the retirement obligation and is recognized within finance expense in the statements of income or loss. Changes in the future cash flow estimates resulting from revisions to the estimated timing or amount of undiscounted cash flows or the discount rates are recognized as changes in the asset retirement obligation provision and related asset at each reporting date.

Foreign Currency Translation

Foreign transactions

Transactions completed in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the time of the transactions. Foreign currency assets and liabilities are translated to functional currency at the period-end exchange rate. Revenue and expenses are translated to functional currency using the average exchange rate for the period. Realized and unrealized gains and losses resulting from the settlement or translation of foreign currency transactions are included in net income or loss.

Foreign operations

The functional currency of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. Certain subsidiaries of the Company operate and transact primarily in currencies other than the Canadian dollar. The designation of a subsidiary's functional currency is a management judgment based on the currency of the primary economic environment in which the subsidiary operates.

The financial statements of each entity are translated into Canadian dollars in preparation of the Company's consolidated financial statements. The assets and liabilities of a foreign operation are translated to Canadian dollars at the period-end exchange rate. Revenues and expenses of foreign operations are translated to Canadian dollars using the average exchange rate for the period. Foreign exchange differences are recognized in other comprehensive income or loss.

If the Company or any of its entities disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the accumulated foreign currency translation gains or losses related to the foreign operation are recognized in net income or loss.

Financial Instruments

IFRS 9 contains three principal classification categories for initial classification of financial assets: measured at amortized cost; fair value through other comprehensive income (“FVOCI”); or fair value through profit or loss (“FVTPL”). Financial assets are categorized based on the Company’s objective for the asset and the contractual cash flows. A financial asset is classified as amortized cost if the asset is held with the objective to collect contractual cash flows that are solely payments of principal and interest on principal amounts outstanding. A financial asset is classified as FVOCI if the asset is held with the objective to both collect contractual cash flows and sell the financial asset. All other financial assets are measured at FVTPL. Financial assets are assessed for impairment using an expected credit loss model. Trade and other receivables are classified and measured at amortized cost.

The measurement categories for each class of financial asset and financial liability is set forth in the following table.

Financial Instrument	Classification
Cash and cash equivalents	Amortized cost
Trade and other receivables	Amortized cost
Financial derivatives	Fair value through profit or loss
Trade and other payables	Amortized cost
Bank loan	Amortized cost
Long-term notes	Amortized cost

An embedded derivative is a component of a contract that modifies the cash flows of the contract. These hybrid contracts consist of a host contract and an embedded derivative. The embedded derivative is separated from the host contract and accounted for as a derivative unless the economic characteristics and risks of the embedded derivative are closely related to the host contract. The embedded derivatives are measured at FVTPL.

Transaction costs that are directly attributable to the acquisition or issue of a financial asset or a financial liability classified as FVTPL are expensed at inception of the contract. For a financial asset or a financial liability carried at amortized cost, transaction costs directly attributable to acquiring or issuing the asset or liability are added to, or deducted from, the fair value on initial recognition and amortized through net income or loss over the term of the financial instrument. Debt issuance costs related to the restructuring of credit facilities are capitalized and amortized as financing costs over the term of the credit facilities.

The Company formally documents its risk management objectives and strategies to manage exposures to fluctuations in commodity prices, interest rates and foreign currency exchange rates. The risk management policy permits the use of certain derivative financial instruments, including swaps and collars, to manage these fluctuations. All transactions of this nature entered into by the Company are related to underlying financial instruments or future petroleum and natural gas production. These instruments are classified as FVTPL. The Company does not use financial derivatives for trading or speculative purposes. The Company has not designated its financial derivative contracts as effective accounting hedges, and therefore has not applied hedge accounting. As a result, the Company applies the fair value method of accounting for all derivative instruments by recording an asset or liability on the statements of financial position and recognizing changes in the fair value of the instrument in the statements of income or loss for the current period. The fair values of these instruments are based on quoted market prices or, in their absence, third-party market indications and forecasts. Attributable transaction costs are recognized in net income or loss when incurred.

The Company has accounted for its physical delivery sales contracts, which were entered into and continue to be held for the purpose of receipt or delivery of non-financial items in accordance with its expected purchase, sale or usage requirements as executory contracts. As such, these contracts are not considered to be derivative financial instruments and have not been recorded at fair value on the statements of financial position. Settlements on these physical delivery sales contracts are recognized in revenue in the period the product is delivered to the sales point.

Impairment of financial assets is determined by calculating the expected credit loss ("ECL"). The Company measures an ECL allowance for trade and other receivables. The Company determines the ECL which is the probability of default events related to the financial asset by using historical realized bad debts and forward looking information. The carrying amounts of financial assets are reduced by the amount of the ECL through an allowance account and losses are recognized within general and administrative expense in the statement of income or loss.

Fair Value of Financial Instruments

Baytex classifies the fair value of financial instruments according to the following hierarchy based on the amount of observable inputs used to value the instruments:

•	Level 1: Values based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

•	Level 2: Values based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

•	Level 3: Values based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Income Taxes

Current and deferred income taxes are recognized in net income or loss, except when they relate to items that are recognized directly in equity, in which case the current and deferred taxes are also recognized directly in equity.

Current income taxes for the current and prior periods are measured at the amount expected to be recoverable from or payable to the taxation authorities based on the income tax rates enacted at the end of the reporting period.

The Company follows the balance sheet asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable income. Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are recognized for all temporary differences deductible to the extent future recovery is probable. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be recovered. Deferred income taxes are calculated using enacted or substantively enacted tax rates. Deferred income tax balances are adjusted for any changes in the enacted or substantively enacted tax rates and the adjustment is recognized in the period that the rate change occurs.

Share-based Compensation Plans

The Company has a full-value award plan (the "Share Award Incentive Plan") pursuant to which restricted awards and performance awards (collectively, "share awards") may be granted to the directors, officers and employees of the Company and its subsidiaries. The maximum number of common shares issuable under the Share Award Incentive Plan (and any other long-term incentive plans of the Company) shall not at any time exceed 3.8% of the then-issued and outstanding common shares.

Each restricted award entitles the holder to be issued the number of common shares designated in the restricted award (plus dividend equivalents). Each performance award entitles the holder to be issued the number of common shares designated in the performance award (plus dividend equivalents) multiplied by a payout multiplier. Expenses related to the Share Award Incentive Plan are determined based on the fair value of the share awards on the grant date which is based on quoted market prices for the Company's common shares. Both restricted and performance awards are expensed over the vesting period using the graded vesting method. The payout multiplier is dependent on the performance of the Company relative to pre-defined corporate performance measures for a particular period. In the case of both restricted and performance awards, the number of common shares to be issued on the applicable issue date is adjusted to account for the payments of dividends from the grant date to the applicable issue date.

The Company assumed share awards and share options plans from the acquisition of Raging River (see note 4). The share options were valued at the closing date of the transaction utilizing a Black-Scholes pricing model to value the share options. The share awards were valued at fair value using the quoted market price of the Company's common shares on the closing date of the transaction. The share awards assumed consist of restricted share awards and performance share awards with a fixed multiplier of 1.0. Share-based compensation is expensed over the remaining vesting period and recognized as share-based compensation expense, with a corresponding increase to contributed surplus.

Future Accounting Pronouncements

Leases

In January 2016, the IASB issued IFRS 16 Leases which replaces IAS 17 Leases. IFRS 16 introduces a single recognition and measurement model for lessees, which will require recognition of lease assets and lease obligations on the balance sheet. Short-term leases and leases for low value assets are exempt from recognition and may be treated as operating leases and recognized through net income or loss. The standard is effective for annual periods beginning on or after January 1, 2019. IFRS 16 is required to be adopted either retrospectively or using the modified retrospective approach. The Company will adopt IFRS 16 on January 1, 2019 using the modified retrospective method. The modified retrospective approach does not require restatement of prior period comparative financial information as the Company will record the cumulative effect of applying the standard as an increase to right of use assets with a corresponding increase to lease obligations. The Company is currently in the process of quantifying the impact of the contracts that fall within the scope of IFRS 16. The Company expects adjustments for its office lease and the related subleases, field office leases, certain vehicles and field equipment, however, the full extent of the impact has not yet been finalized.